Cover	Mar. 16, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 16, 2022
Entity File Number	001-39585
Entity Registrant Name	FirstMark Horizon Acquisition Corp.
Entity Central Index Key	0001822219
Entity Tax Identification Number	85-2547650
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 5th Ave
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	212
Local Phone Number	792-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Trading Symbol	FMAC.U
Security Exchange Name	NYSE
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	FMAC
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	FMAC WS
Security Exchange Name	NYSE